Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,244.29
Total Transaction Valuation	23,492,343.81
Total Offset Amount	0.00
Net Fee	$ 3,244.29
Offering Table N/A
Offset Table N/A	N/A